Retirement Benefits Plans - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefits expense	$ 121,676	$ 123,693
Defined Contribution Plans
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefits expense	$ 121,676	$ 123,693